UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

Shenkman Floating Rate High Income Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 87.18%
AEROSPACE & DEFENSE - 2.58%
B/E Aerospace, Inc., 4.00%, 12/16/2031 (a)	$2,001,459	$1,997,456
CPI International, Inc., 4.25%, 11/17/2017 (a)	1,224,327	1,207,493
Jazz Acquisition, Inc., 4.50%, 06/18/2021 (a)	358,446	355,608
Sequa Corp., 5.25%, 06/19/2017 (a)	2,646,361	2,581,526
Spirit Aerosystems, Inc., 3.25%, 09/15/2020 (a)	98,982	97,786
Transdigm Group, Inc., 3.75%, 06/04/2021 (a)	497,500	490,450
		6,730,319

AUTOMOTIVE - 4.45%
ABRA Auto, 4.75%, 09/17/2021 (a)	1,246,875	1,238,303
Affinia Group, Inc., 4.75%, 04/27/2020 (a)	795,421	788,963
American Tire Distributors, Inc., 5.75%, 06/01/2018 (a)	1,561,343	1,565,246
Camping World, 5.75%, 02/20/2020 (a)	2,581,774	2,588,228
Federal-Mogul Corp., 4.75%, 04/15/2021 (a)	703,348	699,655
MPG Holdco I, Inc., 4.25%, 10/20/2021 (a)	1,073,383	1,072,718
TI Group Automotive Systems, LLC, 4.25%, 07/02/2021 (a)	1,675,161	1,659,456
Tower Automotive Holdings USA, LLC, 4.00%, 04/23/2020 (a)	1,041,793	1,026,166
Velocity Pooling Vehicle, 5.00%, 05/14/2021 (a)	1,157,688	989,823
		11,628,558

BEVERAGE & FOOD - 0.43%
AdvancePierre Foods, Inc., 5.75%, 07/10/2017 (a)	609,021	605,596
Performance Food Group, Inc., 6.25%, 11/14/2019 (a)	123,125	121,124
Post Holdings, Inc., 3.75%, 06/02/2021 (a)	398,000	396,756
		1,123,476

BUILDING MATERIALS - 1.40%
CPG International, Inc., 4.75%, 09/30/2020 (a)	1,588,472	1,569,116
Interline Brands, Inc., 4.00%, 03/17/2021 (a)	397,500	387,563
Ply Gem Industries, Inc., 4.00%, 02/01/2021 (a)	1,224,327	1,195,555
Quikrete Holdings, Inc., 4.00%, 09/28/2020 (a)	519,940	513,831
		3,666,065

CHEMICALS - 4.12%
Azalta Coating Systems Dutch Holdings B.V., 3.75%, 02/03/2020 (a)	299,206	292,240
ColourOz MidCo S.à.r.l.
4.75%, 09/07/2021 (a)	1,188,672	1,157,469
4.75%, 09/07/2021 (a)	196,501	191,343
Ennis-Flint
4.25%, 03/31/2021 (a)	918,245	881,516
7.75%, 09/30/2021 (a)	1,016,789	921,465
Kronos Woldwide, Inc., 4.75%, 02/18/2020 (a)	1,225,097	1,224,589
MacDermid, Inc., 4.00%, 06/05/2020 (a)	607,538	596,717
Orion Engineered Carbons, 5.00%, 07/23/2021 (a)	399,000	400,496

	Principal	Fair
	Amount	Value
Oxea Finance & CY S.C.A.
4.25%, 01/15/2020 (a)	$460,896	$442,460
8.25%, 07/15/2020 (a)	616,789	589,034
Polymer Group, Inc., 5.25%, 12/19/2019 (a)	2,580,124	2,551,098
Solenis International, LP
4.25%, 07/31/2021 (a)	615,247	601,404
7.75%, 07/29/2022 (a)	925,184	900,667
		10,750,498
CONSUMER PRODUCTS - 0.98%
1-800 Contacts, 4.25%, 01/29/2021 (a)	496,250	483,534
Atrium Innovations, Inc., 4.25%, 02/15/2021 (a)	612,164	593,033
KIK Custom Products, Inc., 5.50%, 04/29/2019 (a)	1,522,573	1,493,393
		2,569,960

ENVIRONMENTAL - 1.25%
ADS Waste Holdings, Inc., 3.75%, 10/09/2019 (a)	2,679,770	2,609,425
Wheelabrator Technologies
5.00%, 12/17/2021 (a)	526,820	530,990
5.00%, 12/17/2021 (a)	23,180	23,364
8.25%, 12/19/2022 (a)	100,000	101,021
		3,264,800
FINANCE - INSURANCE - 1.53%
AssuredPartners Capital, Inc., 4.50%, 04/02/2021 (a)	1,446,817	1,435,966
Hub International Ltd., 4.25%, 10/02/2020 (a)	1,322,447	1,286,906
USI, Inc., 4.25%, 12/27/2019 (a)	1,293,072	1,274,484
		3,997,356

FINANCE - SERVICES - 2.11%
AlixPartners, LLP, 4.00%, 07/10/2020 (a)	400,751	396,243
Duff & Phelps Corp., 4.50%, 04/23/2020 (a)	707,813	701,326
National Financial Partners Corp., 4.50%, 07/01/2020 (a)	304,549	302,264
RCS Capital Corp., 6.50%, 04/29/2019 (a)	1,787,739	1,681,968
Virtu Financial, 5.77%, 11/08/2019 (a)	508,033	504,222
Walter Investment Management Corp., 4.75%, 12/18/2020 (a)	2,127,853	1,925,707
		5,511,730

FOOD & DRUG RETAILERS - 1.50%
Albertson's, LLC, 4.50%, 08/31/2021 (a)	653,797	654,889
BJ's Warehouse Club, Inc., 4.50%, 09/26/2019 (a)	2,902,955	2,856,289
Stater Bros. Markets, 4.75%, 05/12/2021 (a)	399,000	395,509
		3,906,687

FORESTRY & PAPER - 0.81%
NewPage Corp., 9.50%, 02/11/2021 (a)	2,196,171	2,119,305

	Principal	Fair
	Amount	Value
GAMING - 4.03%
Amaya B.V., 5.00%, 08/02/2021 (a)	$2,878,138	$2,859,431
Aristocrat Leisure Ltd., 4.75%, 10/20/2021 (a)	2,145,000	2,112,825
Borgata Hotel Casino & Spa, 6.75%, 08/15/2018 (a)	183,000	182,352
Boyd Gaming Corp., 4.00%, 08/14/2020 (a)	140,125	137,914
Cannery Casino Resorts, LLC, 6.00%, 10/02/2018 (a)	866,873	816,811
Mohegan Tribal Gaming Authority, 5.50%, 11/19/2019 (a)	1,587,087	1,531,261
Scientific Games International, Inc., 6.00%, 10/18/2020 (a)	2,501,270	2,471,880
Station Casinos, LLC, 4.25%, 03/02/2020 (a)	428,093	420,387
		10,532,861

GENERAL INDUSTRIAL MANUFACTURING - 3.41%
Doosan Infracore International, Inc., 4.50%, 05/28/2021 (a)	1,444,857	1,437,633
Filtration Group Corp.
4.50%, 11/20/2020 (a)	495,000	493,607
8.25%, 11/19/2021 (a)	750,000	750,941
Gardner Denver, Inc., 4.25%, 07/30/2020 (a)	3,680,398	3,454,403
North American Lifting (TNT) Holdings, Inc., 5.50%, 11/27/2020 (a)	1,031,763	928,587
Vat Lux III S.à.r.l., 4.75%, 02/11/2021 (a)	496,250	493,148
WTG Holdings III Corp., 4.75%, 01/15/2021 (a)	1,361,432	1,339,309
		8,897,628

HEALTHCARE - 7.20%
BSN Medical Luxembourg Holding Sàrl, 4.00%, 08/28/2019 (a)	296,806	296,064
Catalent Pharma Solutions, 4.25%, 05/20/2021 (a)	1,332,176	1,324,682
Curo Health Services Holdings, Inc., 5.75%, 06/06/2020 (a)	248,750	248,750
INC Research, Inc., 4.75%, 11/15/2021 (a)	1,500,000	1,498,748
Mallinckrodt International Finance S.A., 3.50%, 03/19/2021 (a)	692,347	680,726
MultiPlan, Inc., 3.75%, 03/31/2021 (a)	1,957,473	1,909,026
Par Pharmaceutical, 4.00%, 09/30/2019 (a)	3,033,040	2,957,213
Patheon, Inc., 4.25%, 03/11/2021 (a)	3,018,594	2,937,470
Phibro Animal Health Corp., 4.00%, 04/16/2021 (a)	447,750	443,644
Quintiles Transnational Corp., 3.75%, 06/08/2018 (a)	941,208	932,582
RPI Finance Trust, 3.50%, 11/09/2020 (a)	1,786,756	1,786,381
Salix Pharmaceuticals LTD., 4.25%, 12/12/2019 (a)	1,200,000	1,188,000
United Surgical Partners International, Inc., 4.75%, 04/03/2019 (a)	764,623	761,282
Valeant Pharmaceuticals International, Inc.
2.42%, 10/20/2018 (a)	100,687	99,680
3.50%, 02/13/2019 (a)	340,265	337,883
3.50%, 08/05/2020 (a)	1,424,148	1,413,467
		18,815,598
HOTELS - 0.15%
Extended Stay America Trust, 5.00%, 06/24/2019 (a)	400,000	400,252

LEISURE & ENTERTAINMENT - 1.49%
Formula One Group, 4.75%, 07/30/2021 (a)	3,466,427	3,393,493
Sabre Global, Inc., 4.50%, 02/19/2019 (a)	114,107	112,431
Zuffa, LLC, 3.75%, 02/25/2020 (a)	396,467	378,626
		3,884,550

	Principal	Fair
	Amount	Value
MEDIA - BROADCAST - 3.36%
Cumulus Media Holdings, Inc., 4.25%, 12/23/2020 (a)	$884,370	$860,417
Ion Media Networks, Inc., 4.75%, 12/18/2020 (a)	1,621,327	1,605,114
Media General, Inc., 4.25%, 07/31/2020 (a)	425,000	421,147
Mission Broadcasting, Inc., 3.75%, 10/01/2020 (a)	680,781	675,958
Nexstar Broadcasting, Inc., 3.75%, 10/01/2020 (a)	772,017	766,547
Tribune Media Group, 4.00%, 12/28/2020 (a)	3,200,984	3,161,979
Univision Communications, Inc., 4.00%, 03/01/2020 (a)	1,302,867	1,276,810
		8,767,972

MEDIA - CABLE - 3.52%
Block Communications, Inc., 5.75%, 11/05/2021 (a)	1,496,250	1,492,517
Charter Communications Operating, LLC, 4.25%, 09/13/2021 (a)	2,074,127	2,090,015
MCC Iowa, LLC, 3.25%, 01/29/2021 (a)	591,000	574,009
The Weather Channel Corp., 7.00%, 06/26/2020 (a)	400,000	384,668
WideOpenWest Finance, LLC, 4.75%, 04/01/2019 (a)	1,993,465	1,984,753
Ziggo B.V.	1,009,966	984,606
3.25%, 01/15/2022 (a)	1,070,401	1,043,523
3.50%, 01/15/2022 (a)	650,841	634,498
3.25%, 01/15/2022 (a)		9,188,589

MEDIA DIVERSIFIED & SERVICES - 4.07%
Catalina Marketing Corp.
4.50%, 04/09/2021 (a)	1,058,602	1,012,293
7.75%, 04/11/2022 (a)	712,592	664,492
Getty Images, Inc., 4.75%, 10/18/2019 (a)	1,881,500	1,732,541
IMG Worldwide, Inc.
5.25%, 05/06/2021 (a)	2,248,533	2,181,088
8.25%, 05/06/2022 (a)	970,987	934,575
Learfield Communications, Inc., 4.50%, 10/09/2020 (a)	1,831,911	1,827,331
Warner Music Group, 3.75%, 07/01/2020 (a)	2,365,903	2,283,097
		10,635,417

METALS & MINING EXCLUDING STEEL - 1.74%
FMG Resources, 3.75%, 06/28/2019 (a)	2,407,372	2,194,620
Murray Energy Corp., 5.25%, 12/05/2019 (a)	1,957,026	1,889,577
Westmoreland Coal Co., 7.50%, 12/16/2020 (a)	465,146	458,169
		4,542,366

NON-FOOD & DRUG RETAILERS - 3.37%
ABG Intermediate Holdings, 5.50%, 05/27/2021 (a)	545,875	545,875
David's Bridal, Inc., 5.25%, 10/11/2019 (a)	1,313,914	1,255,333
J. Crew Group, Inc., 4.00%, 03/05/2021 (a)	1,225,999	1,158,569
Jo-Ann Stores, Inc., 4.00%, 03/16/2018 (a)	893,402	869,951
LA Fitness International, LLC, 5.50%, 07/01/2020 (a)	621,641	596,775
Leslie's Poolmart, Inc., 4.25%, 10/16/2019 (a)	781,854	763,285
Michaels Stores, Inc., 4.00%, 01/28/2020 (a)	299,250	295,011
National Vision, Inc., 4.00%, 03/12/2021 (a)	840,331	815,646
Neiman Marcus Group, Inc., 4.25%, 10/23/2020 (a)	1,924,903	1,886,607
Party City Holdings, Inc., 4.00%, 07/29/2019 (a)	622,154	610,022
		8,797,074

	Principal	Fair
	Amount	Value
OIL & GAS - 3.53%
American Energy - Marcellus, LLC
5.25%, 08/04/2020 (a)	$694,082	$613,103
8.50%, 08/04/2021 (a)	1,204,382	1,108,031
Cactus Wellhead, LLC, 7.00%, 07/31/2020 (a)	615,247	499,889
Drillships Ocean Ventures, Inc., 5.50%, 07/26/2021 (a)	1,230,495	996,701
Fieldwood Energy, LLC, 8.38%, 09/30/2020 (a)	1,245,760	919,527
Floatel Delaware, LLC, 6.00%, 06/29/2020 (a)	2,225,159	1,813,504
HGIM Corp., 5.50%, 06/18/2020 (a)	1,538,600	1,250,113
Houston Fuel Oil Terminal Co., 4.25%, 08/19/2021 (a)	615,633	591,007
Pacific Drilling S.A., 4.50%, 06/03/2018 (a)	1,128,354	938,418
Seadrill Partners, LLC, 4.00%, 02/21/2021 (a)	610,622	477,659
		9,207,952

PACKAGING - 1.99%
Berry Plastics Corp., 3.50%, 02/10/2020 (a)	74,620	72,435
BWAY Intermediate Co., Inc., 5.46%, 08/14/2020 (a)	107,578	107,444
Exopack Holding Corp., 5.25%, 5/8/2019 (a)	1,592,305	1,592,805
Husky Injection Molding Systems Ltd., 4.25%, 06/30/2021 (a)	921,666	905,920
Mauser U.S. Holdings, Inc.
4.50%, 07/31/2021 (a)	615,247	606,019
8.25%, 07/29/2022 (a)	866,789	847,833
Pregis Corp., 5.00%, 05/20/2021 (a)	248,750	247,195
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
4.00%, 12/01/2018 (a)	430,135	423,564
Signode Industrial Group Lux S.A., 3.75%, 04/30/2021 (a)	416,667	399,742
		5,202,957

PRINTING & PUBLISHING - 2.12%
ALM Media, LLC, 5.50%, 07/29/2020 (a)	766,168	750,845
Cengage Learning Acquisitions, Inc., 7.00%, 03/31/2020 (a)	1,225,097	1,215,401
Harland Clarke Holdings Corp., 6.00%, 08/02/2019 (a)	390,000	388,976
McGraw-Hill Global Education Holdings, LLC, 5.75%, 03/22/2019 (a)	729,113	727,975
Quad/Graphics, Inc., 4.25%, 04/28/2021 (a)	1,011,706	1,007,912
Time, Inc., 4.25%, 04/26/2021 (a)	248,750	246,573
Tribune Publishing Co., 5.75%, 08/04/2021 (a)	1,218,159	1,205,978
		5,543,660

RESTAURANTS - 0.39%
Burger King Corp., 4.50%, 12/31/2021 (a)	1,025,443	1,024,161

STEEL PRODUCERS & PRODUCTS - 1.12%
Atkore International, Inc., 4.50%, 04/09/2021 (a)	1,492,683	1,468,427
MRC Global, 5.00%, 11/08/2019 (a)	1,563,784	1,450,410
		2,918,837

	Principal	Fair
	Amount	Value
SUPPORT - SERVICES - 10.99%
Access CIG, LLC, 6.00%, 10/18/2021 (a)	$1,250,000	$1,242,188
Advantage Sales & Marketing, Inc.
4.25%, 07/23/2021 (a)	1,560,020	1,547,345
4.25%, 07/23/2021 (a)	52,001	51,578
AECOM Technology Corp., 3.75%, 10/15/2021 (a)	250,004	250,384
Allied Security Holdings LLC, 4.25%, 02/12/2021 (a)	476,338	469,343
Aramark Corp., 3.25%, 02/24/2021 (a)	1,000,121	986,685
Asurion Incremental, 5.00%, 05/24/2019 (a)	2,604,394	2,576,031
Brand Energy & Infrastructure Services, Inc., 4.75%, 11/26/2020 (a)	2,450,615	2,370,981
Brickman Group LTD., LLC, 4.00%, 12/18/2020 (a)	2,848,610	2,774,716
Coinmach Corp., 4.25%, 11/14/2019 (a)(b)	2,175,312	2,145,412
CPA Global, 4.50%, 12/03/2020 (a)	99,250	99,002
Environmental Resources Management, 5.00%, 05/16/2021 (a)	1,838,262	1,801,496
Garda World Security Corp.
4.00%, 11/06/2020 (a)	640,695	627,081
4.00%, 11/06/2020 (a)	163,899	160,416
Hertz Corp.
1.00%, 03/12/2018 (a)	616,789	610,622
4.00%, 03/12/2018 (a)	862,390	846,220
Information Resources, Inc., 4.75%, 09/30/2020 (a)	625,454	623,890
Interactive Data Corp., 4.50%, 05/03/2021 (a)	398,000	396,110
Learning Care Group (US) No. 2, Inc., 5.50%, 05/05/2021 (a)	1,227,411	1,218,205
Lineage Logistics, LLC, 4.50%, 04/07/2021 (a)	2,026,659	1,974,310
Moneygram International, Inc., 4.25%, 03/27/2020 (a)	731,310	676,827
Packers Holdings, LLC, 5.00%, 12/02/2021 (a)	143,378	143,199
Renaissance Learning, Inc., 4.50%, 04/09/2021 (a)	1,224,327	1,200,863
Sedgwick Claims Management Services
3.75%, 03/01/2021 (a)	1,488,933	1,451,709
6.75%, 02/28/2022 (a)	308,395	292,204
6.75%, 02/28/2022 (a)	200,000	189,500
TransUnion, LLC, 4.00%, 04/09/2021 (a)	918,502	908,169
West Corp., 3.25%, 06/29/2018 (a)	1,069,543	1,052,697
		28,687,183

TECHNOLOGY - 6.90%
Avago Technologies Ltd., 3.75%, 05/06/2021 (a)	1,615,461	1,613,111
BMC Foreign Holding Co., 5.00%, 09/10/2020 (a)	709,870	688,279
BMC Software Finance, Inc., 5.00%, 09/10/2020 (a)	1,990,396	1,942,507
CompuCom Systems, Inc., 4.25%, 05/11/2020 (a)	1,117,160	1,068,636
Dell, Inc., 4.50%, 04/29/2020 (a)	2,132,116	2,130,785
Entegris, Inc., 3.50%, 04/30/2021 (a)	457,989	448,639
First Data Corp., 3.66%, 03/23/2018 (a)	794,082	779,939
Greeneden U.S. Holdings II, LLC, 4.00%, 02/10/2020 (a)	1,211,991	1,192,296
Infor (US), Inc., 3.75%, 06/03/2020 (a)	393,403	382,506
Kronos Inc.
4.50%, 10/30/2019 (a)	1,084,247	1,078,197
9.75%, 04/30/2020 (a)	149,882	152,880
Peak 10, Inc., 5.00%, 06/17/2021 (a)	920,558	909,650
Presidio, Inc., 5.00%, 03/31/2017 (a)	337,462	337,252
Sungard Data Systems, Inc., 4.00%, 03/09/2020 (a)	562,306	558,089

	Principal	Fair
	Amount	Value
Syniverse Holdings, Inc.
4.00%, 04/23/2019 (a)	$1,195,981	$1,166,082
4.00%, 04/23/2019 (a)	1,752,914	1,706,900
TransFirst, 5.50%, 11/12/2021 (a)	1,561,756	1,556,220
Vantiv, LLC, 3.75%, 06/13/2021 (a)	323,375	320,647
		18,032,615

TELECOMMUNICATIONS - WIRELINE/WIRELESS - 3.11%
Cincinnati Bell, Inc., 4.00%, 09/10/2020 (a)	827,250	821,045
Level 3 Financing, Inc., 4.50%, 01/31/2022 (a)	694,082	695,817
Lightower Fiber Networks, 4.00%, 04/13/2020 (a)	2,246,990	2,206,274
Numericable U.S., LLC
4.50%, 05/21/2020 (a)	1,997,469	1,993,904
4.50%, 05/21/2020 (a)	1,728,083	1,724,999
Zayo Group, LLC, 4.00%, 07/02/2019 (a)	681,853	676,426
		8,118,465

UTILITIES - ELECTRIC - 2.18%
Atlantic Power Limited Partnership, 4.75%, 02/24/2021 (a)	338,435	333,784
Callon Petroleum Co., 8.50%, 10/07/2021 (a)	770,987	730,510
Calpine Construction Co., LP, 3.00%, 05/04/2020 (a)	467,875	450,524
Calpine Corp., 4.00%, 10/30/2020 (a)	458,094	452,812
EFS Cogen Holdings I, LLC, 3.75%, 12/17/2020 (a)	623,563	617,134
Energy Future Intermediate Holding Co., LLC, 4.25%, 06/19/2016 (a)	400,000	400,626
Sandy Creek Energy Associates, LP, 5.00%, 11/09/2020 (a)	1,214,643	1,193,083
TPF II Power, LLC, 5.50%, 09/24/2021 (a)	1,500,000	1,504,687
		5,683,160

UTILITIES - GAS - 1.35%
Azure Midstream Energy, LLC., 6.50%, 11/15/2018 (a)	2,350,508	2,115,457
Energy Transfer Equity, 3.25%, 12/02/2019 (a)	1,079,382	1,043,147
Southcross Holdings, LP, 6.00%, 08/04/2021 (a)	422,875	378,473
		3,537,077
TOTAL BANK LOANS (Cost $228,430,317)		227,687,128

CORPORATE BONDS - 5.56%
HEALTHCARE - 1.33%
Biomet, Inc.
6.50%, 08/01/2020	1,500,000	1,608,750
6.50%, 10/01/2020	750,000	793,125
CHS/Community Health Systems, Inc., 8.00%, 11/15/2019	1,000,000	1,070,000
		3,471,875

PACKAGING - 1.01%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.88%, 08/15/2019	2,500,000	2,640,625

TECHNOLOGY - 0.60%
CDW, LLC, 8.50%, 04/01/2019	485,000	513,494
First Data Corp., 7.38%, 06/15/2019 (c)	1,000,000	1,055,000
		1,568,494

			Principal	Fair
			Amount	Value
	TELECOMMUNICATIONS - SATELLITES - 0.78%
	Telesat Canada/Telesat LLC, 6.00%, 05/15/2017 (c)(d)		$2,000,000	$2,041,000

	TELECOMMUNICATIONS - WIRELINE/WIRELESS - 1.42%
	Level 3 Financing, Inc., 8.13%, 07/01/2019		1,500,000	1,601,250
	T-Mobile USA, Inc., 6.46%, 04/28/2019		2,000,000	2,085,000
				3,686,250

	UTILITIES - ELECTRIC - 0.42%
	NRG Energy, Inc., 7.63%, 01/15/2018		1,000,000	1,100,000
	TOTAL CORPORATE BONDS (Cost $14,469,545)			14,508,244

	SHORT-TERM INVESTMENTS - 1.16%
	Money Market Funds - 1.16%
	Fidelity Government Portfolio - Institutional Class, 0.01% (e)		3,023,414	3,023,414
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,023,414)			3,023,414
	Total Investments (Cost $245,923,276) - 93.90%			245,218,786
	Other Assets in Excess of Liabiliies - 6.10%			15,942,090
	TOTAL NET ASSETS - 100.00%			261,160,876

	Percentages are stated as a percent of net assets.

(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of December 31, 2014.
(b)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of
	December 31, 2014 the value of these investements was $2,145,412 or 0.82% of total assets
(c)	Rule 144a Security which is restricted as to resale to institutional investors. The Fund Advisor has
	deemed this security to be liquid based upon procedures approved by the Board of Trustees. As
	of December 31, 2014 the value of these investments as $3,096,000 or 1.19% of net assets.
(d)	U.S. traded security of a foreign issuer.
(e)	Rate shown is the 7-day yield as of December 31, 2014.

	The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows:

	Cost of investments	$247,514,144
	Gross unrealized appreciation	1,301,321
	Gross unrealized depreciation	(3,596,679)
	Net unrealized appreciation	$(2,295,358)

	Summary of Fair Value Measurements at December 31, 2014 (Unaudited)
	The Funds have adopted authoritative fair value accounting standards which establish an authoritative
	definition of fair value and set out a hierarchy for measuring fair value. These standards require additional
	disclosures about the various inputs and valuation techniques used to develop the measurements of fair
	value, a discussion in changes in valuation techniques and related inputs during the period and expanded
	disclosure of valuation levels for major security types. These inputs are summarized in the three broad
	levels listed below:

	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
	Fund has the ability to access.

	Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for
	the asset or liability, either directly or indirectly. These inputs may include quoted prices
	for the identical instrument on an inactive market, prices for similar instruments, interest
	rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
	Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs
	are not available, representing the Funds’ own assumptions about the assumptions a market
	participant would use in valuing the asset or liability, and would be based on the best
	information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Bank Loan Obligations - Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price. These securities will generally be classified in level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund's investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund's Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the
Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan Obligations	$-	$227,687,128	$-	$227,687,128
Corporate Bonds	-	14,508,244		14,508,244
Total Fixed Income Income	-	242,195,372	-	242,195,372
Short-Term Investments	3,023,414	-	-	3,023,414
Total Investments	$3,023,414	$242,195,372	$-	$245,218,786

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at December 31, 2014. There were no level 3 securities held in the Fund during the period ended December 31, 2014.

Shenkman Short Duration High Income Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 14.94%
AEROSPACE & DEFENSE - 0.54%
Sequa Corp., 5.25%, 06/19/2017 (a)	$396,477	$386,763

AUTOMOTIVE - 0.96%
American Tire Distributors, Inc., 5.75%, 06/01/2018 (a)	148,946	149,319
NN, Inc., 6.00%, 08/27/2021 (a)	492,857	492,549
The Goodyear Tire & Rubber Co., 4.75%, 04/30/2019 (a)	50,000	50,031
		691,899

CHEMICALS - 1.11%
Orion Engineered Carbons, 5.00%, 07/23/2021 (a)	498,750	500,620
Polymer Group, Inc., 5.25%, 12/31/2019 (a)	148,500	146,830
Ravago Holdings America, Inc., 5.50%, 12/18/2020 (a)	148,875	149,619
		797,069

ENVIRONMENTAL - 0.70%
Wheelabrator Technologies
5.00%, 12/17/2021 (a)	478,927	482,718
5.00%, 12/17/2021 (a)	21,073	21,240
		503,958

FINANCE - SERVICES - 0.84%
RCS Capital Corp., 6.50%, 04/29/2019 (a)	292,500	275,194
Virtu Financial, 5.77%, 11/8/2019 (a)	194,811	193,350
Walter Investment Management Corp., 4.75%, 12/11/2020 (a)	148,500	134,392
		602,936

GAMING - 1.94%
Amaya B.V., 5.00%, 08/02/2021 (a)	598,500	594,610
Aristocrat Leisure Ltd., 4.75%, 10/20/2021 (a)	600,000	591,000
Station Casinos LLC, 4.25%, 03/02/2020 (a)	214,225	210,369
		1,395,979

GENERAL INDUSTRIAL MANUFACTURING - 0.67%
Gardner Denver, Inc., 4.25%, 07/30/2020 (a)	197,500	185,372
WTG Holdings III Corp., 4.75%, 12/11/2020 (a)	297,000	292,174
		477,546

HEALTHCARE - 0.20%
United Surgical Partners International, Inc., 4.75%, 04/03/2019 (a)	147,006	146,363

LEISURE & ENTERTAINMENT - 0.68%
Formula One Group, 4.75%, 07/30/2021 (a)	500,000	489,480

	Principal	Fair
	Amount	Value
MEDIA - CABLE - 0.34%
WideOpenWest Finance, LLC, 4.75%, 04/01/2019 (a)	$246,241	$245,165

MEDIA DIVERSIFIED & SERVICES - 0.74%
IMG Worldwide, Inc., 5.25%, 05/06/2021 (a)	547,250	530,835

METALS & MINING EXCLUDING STEEL - 0.80%
Murray Energy Corp., 5.25%, 12/5/2019 (a)	598,500	577,873

NON-FOOD & DRUG RETAILERS - 0.34%
Neiman Marcus Group, Inc., 4.25%, 10/23/2020 (a)	247,505	242,581

PACKAGING - 1.16%
Exopack Holding Corp., 5.25%, 5/8/2019 (a)	99,000	99,031
Husky Injection Moldings Systems Ltd., 4.25%, 06/30/2021 (a)	398,479	391,671
Mauser Group, 4.50%, 07/31/2021 (a)	349,125	343,888
		834,590

PRINTING & PUBLISHING - 0.39%
Cengage Learning Acquisitions, Inc., 7.00%, 03/31/2020 (a)	198,500	196,929
Mcgraw-Hill Global Education Holdings, LLC, 5.75%, 03/22/2019 (a)	84,080	83,948
		280,877

RESTAURANTS - 0.70%
Burger King Worldwide, Inc., 4.50%, 12/31/2021 (a)	500,000	499,375

SUPPORT - SERVICES - 1.01%
Asurion LLC, 5.00%, 05/24/2019 (a)	446,634	441,770
Interactive Data Corp., 4.50%, 05/03/2021 (a)	149,250	148,541
Moneygram International, LLC, 4.25%, 03/27/2020 (a)	147,375	136,396
		726,707

TECHNOLOGY - 0.60%
BMC Software Finance, Inc., 5.00%, 09/10/2020 (a)	238,819	233,074
Dell, Inc., 4.50%, 04/29/2020 (a)	198,000	197,876
		430,950

TELECOMMUNICATIONS - WIRELINE/WIRELESS - 1.04%
Lightower Fiber Networks, 4.00%, 04/13/2020 (a)	147,750	145,073
Numericable U.S., LLC,
4.50%, 05/21/2020 (a)	278,308	277,811
4.50%, 05/21/2020 (a)	321,692	321,118
		744,002

UTILITIES - GAS - 0.18%
Azure Midstream Co., 6.50%, 11/12/2018 (a)	142,500	128,250
TOTAL BANK LOANS (Cost $10,824,746)		10,733,198

	Principal	Fair
	Amount	Value
CORPORATE BONDS - 78.75%
AEROSPACE & DEFENSE - 1.32%
Bombardier, Inc.
7.50%, 03/15/2018 (b)(c)	$450,000	$492,750
4.75%, 04/15/2019 (b)(c)	150,000	150,750
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/2019	150,000	128,250
Sequa Corp., 7.00%, 12/15/2017 (c)	200,000	181,000
		952,750

AUTOMOTIVE - 4.39%
Allison Transmission, Inc., 7.125%, 05/15/2019 (c)	150,000	157,687
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 06/15/2019	600,000	633,750
General Motors Financial Co, Inc.
2.625%, 07/10/2017	200,000	200,988
3.00%, 09/25/2017	150,000	151,880
General Motors Financial Co., Inc., 6.75%, 06/01/2018	300,000	340,500
Jaguar Land Rover Automotive PLC, 4.25%, 11/15/2019 (b)(c)	450,000	455,625
Schaeffler Finance B.V., 7.75%, 02/15/2017 (b)(c)	450,000	495,000
The Goodyear Tire & Rubber Co., 8.25%, 08/15/2020	675,000	718,875
		3,154,305

BEVERAGE & FOOD - 0.90%
Big Heart Pet Brands, 7.625%, 02/15/2019	275,000	270,875
Constellation Brands, Inc., 7.25%, 05/15/2017	50,000	55,344
Dean Foods Co.	200,000	213,000
7.00%, 06/01/2016	100,000	107,250
6.90%, 10/15/2017		646,469

BUILDING & CONSTRUCTION - 0.21%
Lennar Corp., 4.75%, 12/15/2017	150,000	154,500

BUILDING MATERIALS - 2.09%
HD Supply, Inc., 11.00%, 04/15/2020	300,000	343,500
Nortek, Inc., 10.00%, 12/01/2018	500,000	526,250
RSI Home Products, Inc., 6.875%, 03/01/2018 (c)	500,000	525,000
USG Corp., 6.30%, 11/15/2016	100,000	105,500
		1,500,250

CHEMICALS - 2.63%
Ashland, Inc., 3.875%, 04/15/2018	350,000	354,812
Ineos Finance PLC, 8.375%, 02/15/2019 (b)(c)	400,000	426,500
Polymer Group, Inc., 7.75%, 02/01/2019	452,000	470,645
PQ Corp., 8.75%, 11/01/2018 (c)	300,000	311,625
Taminco Global Chemical Corp., 9.75%, 03/31/2020 (c)	300,000	328,875
		1,892,457

	Principal	Fair
	Amount	Value
CONSUMER PRODUCTS - 1.75%
Alphabet Holding Co, Inc., 7.75%, 11/01/2017	$75,000	$63,750
Jarden Corp., 7.50%, 05/01/2017	550,000	605,000
NBTY, Inc., 9.00%, 10/01/2018	425,000	431,375
Prestige Brands, Inc., 8.125%, 02/01/2020	150,000	160,500
		1,260,625

FINANCE - BANKING - 1.22%
Ally Financial, Inc.
5.50%, 02/15/2017	50,000	52,625
6.25%, 12/01/2017	400,000	433,000
4.75%, 09/10/2018	375,000	389,062
		874,687
FINANCE - SERVICES - 3.60%
AerCap Aviation Solutions, 6.375%, 05/30/2017 (b)	350,000	371,000
CIT Group, Inc.
5.00%, 05/15/2017	525,000	546,000
5.25%, 03/15/2018	250,000	261,250
E*TRADE Financial Corp., 6.375%, 11/15/2019	300,000	319,500
International Lease Finance Corp.
5.75%, 05/15/2016	50,000	51,969
7.125%, 09/01/2018 (c)	225,000	252,562
Nationstar Mortgage, LLC/Nationstar Capital Corp.
6.50%, 08/01/2018	100,000	95,750
9.625%, 05/01/2019	50,000	53,125
Springleaf Finance Corp.
5.40%, 12/01/2015	100,000	102,750
6.90%, 12/15/2017	500,000	533,750
		2,587,656
FOOD & DRUG RETAILERS - 0.19%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 02/15/2019 (c)	150,000	138,750

FORESTRY & PAPER - 0.36%
Cascades, Inc., 7.875%, 01/15/2020 (b)	250,000	261,250

GAMING - 1.77%
GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/01/2018	225,000	231,188
Isle Of Capri Casinos, Inc., 7.75%, 03/15/2019	200,000	208,000
Peninsula Gaming, LLC, 8.375%, 02/15/2018 (c)	550,000	574,750
Scientific Games Corp., 8.125%, 09/15/2018	300,000	256,500
		1,270,438

GENERAL INDUSTRIAL MANUFACTURING - 1.21%
CNH Industrial America, LLC
7.25%, 01/15/2016	250,000	260,625
6.25%, 11/01/2016	525,000	552,563
SPX Corp., 6.875%, 09/01/2017	50,000	54,875
		868,063

	Principal	Fair
	Amount	Value
HEALTHCARE - 11.43%
Air Medical Group Holdings, Inc., 9.25%, 11/01/2018	$450,000	$470,812
Alere, Inc., 7.25%, 07/01/2018	250,000	261,250
Biomet, Inc.
6.50%, 08/01/2020	300,000	321,750
6.50%, 10/01/2020	700,000	740,250
Capsugel S.A., 7.00%, 05/15/2019 (b)(c)	300,000	303,563
CHS/Community Health Systems, Inc.
5.125%, 08/15/2018	150,000	155,625
8.00%, 11/15/2019	400,000	428,000
DaVita HealthCare Partners, Inc., 6.625%, 11/01/2020	500,000	526,563
Endo Finance, LLC/Endo Finco, Inc., 7.00%, 07/15/2019 (c)	550,000	576,125
Fresenius US Finance II, Inc., 9.00%, 07/15/2015 (c)	500,000	517,500
HCA Holdings, Inc., 6.50%, 02/15/2016	325,000	340,031
IASIS Healthcare, LLC/IASIS Capital Corp., 8.375%, 05/15/2019	350,000	368,375
Jaguar Holding Co. I, 9.375%, 10/15/2017 (a)(c)	400,000	409,800
Mallinckrodt International Finance S.A., 3.50%, 04/15/2018 (b)	425,000	412,781
Service Corp. Interntional
7.00%, 06/15/2017	600,000	648,000
7.625%, 10/01/2018	100,000	112,040
Tenet Healthcare Corp.
6.25%, 11/01/2018	300,000	326,625
5.00%, 03/01/2019 (c)	250,000	250,938
United Surgical Partners International, Inc., 9.00%, 04/01/2020	200,000	215,750
Universal Health Services, Inc., 7.125%, 06/30/2016	100,000	107,375
VPII Escrow Corp., 6.75%, 08/15/2018 (b)(c)	675,000	719,732
		8,212,885

HOTELS - 0.73%
Felcor Lodging, LP, 6.75%, 06/01/2019	500,000	521,850

LEISURE & ENTERTAINMENT - 0.73%
Royal Caribbean Cruises Ltd., 7.25%, 06/15/2016 (b)	200,000	214,000
Speedway Motorsports, Inc., 6.75%, 02/01/2019	300,000	310,500
		524,500

MEDIA - BROADCAST - 3.44%
Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/2020	175,000	185,063
Cumulus Media Holdings, Inc., 7.75%, 05/01/2019	300,000	304,125
Entercom Radio LLC, 10.50%, 12/01/2019	350,000	381,500
Gannett Co., Inc., 7.125%, 09/01/2018	300,000	310,125
LIN Television Corp., 8.375%, 04/15/2018	200,000	208,875
Townsquare Radio LLC/Inc., 9.00%, 04/01/2019 (c)	450,000	481,500
Univision Communications Inc., 6.875%, 05/15/2019 (c)	575,000	600,156
		2,471,344

	Principal	Fair
	Amount	Value
MEDIA - CABLE - 4.23%
Cablevision Systems Corp.
8.625%, 09/15/2017	$300,000	$334,500
7.75%, 04/15/2018	300,000	331,125
CCO Holdings LLC/CCO Holdings Capital Corp.
7.25%, 10/30/2017	244,000	254,187
7.00%, 01/15/2019	575,000	598,000
CSC Holdings, LLC, 7.625%, 07/15/2018	200,000	225,500
DISH DBS Corp.
7.125%, 02/01/2016	300,000	316,125
4.25%, 04/01/2018	500,000	511,875
GCI, Inc., 8.625%, 11/15/2019	325,000	342,062
Videotron, 6.375%, 12/15/2015 (b)	125,000	125,313
		3,038,687

MEDIA DIVERSIFIED & SERVICES - 0.28%
IAC/InterActiveCorp, 4.875%, 11/30/2018	200,000	204,500

METALS & MINING EXCLUDING STEEL - 2.41%
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/2019	175,000	182,875
CONSOL Energy, Inc., 8.25%, 04/01/2020	275,000	286,344
FMG Resources
6.00%, 04/01/2017 (b)(c)	300,000	287,812
8.25%, 11/01/2019 (b)(c)	200,000	182,750
Novelis, Inc.
8.375%, 12/15/2017 (b)	200,000	207,750
8.75%, 12/15/2020 (b)	425,000	452,625
Peabody Energy Corp., 7.375%, 11/01/2016	125,000	129,063
		1,729,219

NON-FOOD & DRUG RETAILERS - 0.19%
Jo-Ann Stores, Inc., 8.125%, 03/15/2019 (c)	150,000	140,250

OIL & GAS - 4.87%
CGG Veritas, 7.75%, 05/15/2017 (b)	40,000	34,500
Chesapeake Energy Corp.
6.50%, 08/15/2017	100,000	107,000
3.475%, 04/15/2019 (a)	200,000	196,500
Exterran Holdings, Inc., 7.25%, 12/01/2018	300,000	295,500
Kodiak Oil & Gas Corp., 8.125%, 12/01/2019 (b)	550,000	562,375
Linn Energy, LLC/Linn Energy Finance Corp., 8.625%, 04/15/2020	500,000	437,500
North Atlantic Drilling Ltd., 6.25%, 02/01/2019 (b)(c)	200,000	132,000
QEP Resources, Inc., 6.05%, 09/01/2016	150,000	152,250
Seadrill Ltd., 6.125%, 09/15/2017 (b)(c)(d)	250,000	222,500
Seventy Seven Operating, LLC, 6.625%, 11/15/2019	200,000	153,000
SM Energy Co., 6.625%, 02/15/2019	600,000	591,000
Trinidad Drilling Ltd., 7.875%, 01/15/2019 (b)(c)	500,000	467,500
WPX Energy, Inc., 5.25%, 01/15/2017	150,000	152,250
		3,503,875

	Principal	Fair
	Amount	Value
PACKAGING - 2.95%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 3.24%, 12/15/2019 (a)(b)(c)	$400,000	$387,500
Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/2016 (b)(c)	150,000	147,375
6.00%, 06/15/2017 (b)(c)	50,000	48,875
Exopack Holding Corp., 10.00%, 06/01/2018 (c)	204,000	216,750
Greif, Inc., 6.75%, 02/01/2017	250,000	268,750
Owens-Brockway Glass Container, Inc., 7.375%, 05/15/2016	250,000	265,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu
8.50%, 05/15/2018	100,000	102,500
7.875%, 08/15/2019	650,000	686,562
		2,123,937

REAL ESTATE DEVELOPMENT & MANAGEMENT - 0.15%
Realogy Group, LLC, 7.625%, 01/15/2020 (c)	100,000	107,500

STEEL PRODUCERS & PRODUCTS - 0.18%
United States Steel Corp., 6.05%, 06/01/2017	125,000	130,625

SUPPORT - SERVICES - 4.52%
Alliance Data Systems Corp., 5.25%, 12/01/2017 (c)	543,000	562,005
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 4.875%, 11/15/2017	350,000	362,250
Carlson Travel Holdings, Inc., 7.50%, 08/15/2019 (c)	200,000	202,000
Hertz Corp., 6.75%, 04/15/2019	700,000	724,500
Interactive Data Corp., 5.875%, 04/15/2019 (c)	150,000	149,625
Iron Mountain, Inc., 7.75%, 10/01/2019	250,000	268,750
Safway Group Holdings, 7.00%, 05/15/2018 (c)	475,000	453,625
ServiceMaster Co., 8.00%, 02/15/2020	400,000	423,000
TransUnion Holding Company, Inc., 9.625%, 06/15/2018	100,000	102,467
		3,248,222

TECHNOLOGY - 4.66%
CDW, LLC, 8.50%, 04/01/2019	314,000	332,447
First Data Corp., 7.375%, 06/15/2019 (c)	675,000	712,125
iGATE Corp., 4.75%, 04/15/2019	100,000	100,500
Infor (US), Inc.
11.50%, 07/15/2018	300,000	328,500
9.375%, 04/01/2019	325,000	348,969
Sensata Technologies B.V., 6.50%, 05/15/2019 (b)(c)	700,000	729,750
SunGard Data Systems, Inc.
7.375%, 11/15/2018	99,000	103,084
7.625%, 11/15/2020	575,000	612,375
Syniverse Holdings, Inc., 9.125%, 01/15/2019	75,000	78,563
		3,346,313

TELECOMMUNICATIONS - SATELLITES - 2.76%
Hughes Satellite Systems Corp., 6.50%, 06/15/2019	400,000	431,000
Intelsat Jackson Holdings S.A., 7.25%, 04/01/2019 (b)	800,000	838,000
Telesat Canada/Telesat LLC, 6.00%, 05/15/2017 (b)(c)	700,000	714,350
		1,983,350

	Principal	Fair
	Amount	Value
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 6.00%
CenturyLink, Inc., 6.00%, 04/01/2017	$100,000	$106,625
Cincinnati Bell, Inc., 8.75%, 03/15/2018	120,000	123,480
Frontier Communications Corp., 8.25%, 04/15/2017	225,000	251,437
Level 3 Financing, Inc.
3.83%, 01/15/2018 (a)	150,000	151,313
9.375%, 04/01/2019	200,000	212,000
8.125%, 07/01/2019	225,000	240,187
Numericable Group S.A., 4.875%, 05/15/2019 (b)(c)	200,000	199,000
Paetec Holding Corp., 9.875%, 12/01/2018	750,000	790,125
SBA Communications Corp., 5.625%, 10/01/2019	400,000	411,000
Sprint Communications, Inc.
6.00%, 12/01/2016	100,000	104,790
8.375%, 08/15/2017	25,000	27,062
9.00%, 11/15/2018 (c)	400,000	455,960
Frontier Communications Corp., 8.25%, 04/15/2017	625,000	651,563
Windstream Corp., 7.875%, 11/01/2017	100,000	108,625
Zayo Group LLC/Zayo Capital, Inc., 8.125%, 01/01/2020	450,000	478,688
		4,311,855

UTILITIES - ELECTRIC - 1.92%
AES Corp.
7.75%, 10/15/2015	42,000	43,890
8.00%, 10/15/2017	200,000	225,000
3.23%, 06/01/2019 (a)	150,000	146,625
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.75%, 11/01/2019 (c)	200,000	203,750
Ipalco Enterprises, Inc., 7.25%, 04/01/2016 (c)	125,000	132,500
NRG Energy, Inc.
7.625%, 01/15/2018	350,000	385,000
8.25%, 09/01/2020	225,000	241,312
		1,378,077
UTILITIES - GAS - 5.66%
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 08/20/2019	575,000	596,562
Crestwood Midstream Partners, 7.75%, 04/01/2019	550,000	566,500
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/2018	425,000	431,375
NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/2019 (c)	300,000	288,375
NuStar Logistics, LP, 7.65%, 04/15/2018 (d)	350,000	394,310
Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp., 8.375%, 06/01/2020	350,000	375,375
Regency Energy Partners LP/Regency Energy Finance Corp., 8.375%, 06/01/2019 (c)	525,000	552,563
Suburban Propane Partners LP/Suburban Energy Finance Corp, 7.375%, 03/15/2020	300,000	312,750
Tesoro Logistics, LP, 5.50%, 10/15/2019 (c)	550,000	547,250
		4,065,060
TOTAL CORPORATE BONDS (Cost $57,348,764)		56,604,249

				Fair
			Shares	Value
	SHORT-TERM INVESTMENTS - 2.52%
	Money Market Funds - 2.52%
	Fidelity Government Portfolio - Institutional Class, 0.01% (e)		$1,812,817	$1,812,817
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,812,817)			1,812,817
	Total Investments (Cost $69,986,327) - 96.21%			69,150,264
	Other Assets in Excess of Liabiliies - 3.79%			2,727,477
	TOTAL NET ASSETS - 100.00%			$71,877,741

	Percentages are stated as a percent of net assets.

(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of December 31, 2014.
(b)	U.S. traded security of a foreign issuer.
(c)	Rule 144a Security which is restricted as to resale to institutional investors. The Fund Advisor has
	deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As
	of December 31, 2014 the value of these investments as $16,593,878 or 23.09% of net assets.
(d)	Represents a step bond. The rate shown represents the rate as of December 31, 2014.
(e)	Rate shown is the 7-day yield as of December 31, 2014.

	The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows:

	Cost of investments	$69,986,327
	Gross unrealized appreciation	212,481
	Gross unrealized depreciation	(1,048,544)
	Net unrealized appreciation	$(836,063)

	Summary of Fair Value Measurements at December 31, 2014 (Unaudited)
	The Funds have adopted authoritative fair value accounting standards which establish an authoritative
	definition of fair value and set out a hierarchy for measuring fair value. These standards require additional
	disclosures about the various inputs and valuation techniques used to develop the measurements of fair
	value, a discussion in changes in valuation techniques and related inputs during the period and expanded
	disclosure of valuation levels for major security types. These inputs are summarized in the three broad
	levels listed below:

	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
	Fund has the ability to access.
	Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for
	the asset or liability, either directly or indirectly. These inputs may include quoted prices
	for the identical instrument on an inactive market, prices for similar instruments, interest
	rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
	Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs
	are not available, representing the Funds’ own assumptions about the assumptions a market
	participant would use in valuing the asset or liability, and would be based on the best
	information available.

Bank Loan Obligations - Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price. These securities will generally be classified in level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund's investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund's Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the
Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan Obligations	$-	$10,733,198	$-	$10,733,198
Corporate Bonds	-	56,604,249		56,604,249
Total Fixed Income	-	67,337,447	-	67,337,447
Short-Term Investments	1,812,817	-	-	1,812,817
Total Investments	$1,812,817	$67,337,447	$-	$69,150,264

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at December 31, 2014. There were no level 3 securities held in the Fund during the period ended December 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title) /s/ Douglas G. Hess
                                           Douglas G. Hess, Presiden

Date  February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s Douglas G. Hess
                                              Douglas G. Hess, President

Date February 27, 2015

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date February 27, 2015

* Print the name and title of each signing officer under his or her signature.